Taxation (Details 3)	12 Months Ended
Dec. 31, 2015
Sales tax
Business tax rate, low end of range (as a percent)	3.00%
Business tax rate, high end of range (as a percent)	5.00%
Cultural development fee rate on advertising services revenue (as a percent)	3.00%
Value added tax rate (as a percent)	17.00%
Value added tax rate changed from business tax rate (as a percent)	6.00%
Business tax rate (as a percent)	5.00%